Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Principles of Consolidation
Principles of Consolidation: The accompanying consolidated financial statements include the results of all entities in which we have a controlling financial interest, including VIEs for which we are the primary beneficiary ("PB"). Prior to January 1, 2010, the PB of a VIE was defined as the party with a variable interest in an entity that absorbs the majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both. On January 1, 2010, a new accounting standard became effective that changed the PB to the enterprise that has the power to direct the activities of a VIE that most significantly affect the entity's economic performance, in addition to looking at which party absorbs losses and has the right to receive benefits. See Note S—Variable Interest Entities.

Variable Interest Entities
Variable Interest Entities: We consolidate VIEs in which we have determined that we are the PB. We use judgment when determining (i) whether an entity is a VIE; (ii) who are the variable interest holders; (iii) the elements and degree of control that each variable interest holder has; (iv) ; and (v) ultimately which party is the PB. When determining which party is the PB, we perform an analysis which considers (i) the design of the VIE; (ii) the capital structure of the VIE; (iii) the contractual relationships between the variable interest holders; (iv) the nature of the entities' operations; and (v) purposes and interests of all parties involved. We continually re-evaluate whether we are the PB for VIEs in which we hold a variable interest.

Lease Revenue

Lease Revenue:    We lease flight equipment principally under operating leases and recognize rental revenue ratably over the life of the lease. The difference between the rental revenue recognized and the cash received under the provisions of our leases is included in Lease receivables and other assets on our Consolidated Balance Sheets. Past-due rental revenue is recognized on the basis of management's assessment of collectability. Management monitors all lessees that are behind in lease payments and evaluates lessee operational and financial issues to determine the amount of rental revenue to recognize for past due amounts. Our customers make lease payments in advance and we generally recognize rental revenue only to the extent we have received payments or hold security deposits. In certain cases, leases provide for additional rental revenue based on usage. The usage may be calculated based on hourly usage or on the number of cycles operated, depending on the lease contract. A cycle is defined as one take-off and landing. The usage is typically reported monthly by the lessee. Rental revenue received under the lease agreements, but unearned, is included in Rentals received in advance on our Consolidated Balance Sheets.

        Lease revenues from the rental of flight equipment are reduced by the amortization of lease incentives, which primarily consist of our maintenance contributions to lessees in connection with the lease of used aircraft. Lease revenues from the rental of flight equipment are also reduced by payments received directly by us or by our customers from the aircraft and engine manufacturers.

Overhaul Rentals

Overhaul Rentals:    Under the provisions of our leases, lessees are responsible for maintenance and repairs, including major maintenance (overhauls) over the term of the lease. Under the provisions of many of our leases, we receive overhaul rentals based on the usage of the aircraft, calculated based on number of hours or cycles operated. The usage is typically reported monthly by the lessee. For certain airframe and engine overhauls incurred by our lessees, we reimburse the lessee for costs up to, but not exceeding, related overhaul rentals that the lessee has paid to us.

        We recognize overhaul rentals received as revenue, net of estimated overhaul reimbursements. We estimate expected overhaul reimbursements during the life of the lease, which requires significant judgment. Management determines the reasonableness of the estimated future overhaul reimbursement rate considering quantitative and qualitative information including (i) changes in historical pay-out rates from period to period; (ii) trends in reimbursements made; (iii) trends in historical pay-out rates for expired leases; (iv) future estimates of pay-out rates on leases scheduled to expire in the near term; (v) changes in our business model and portfolio strategies and (vi) other factors affecting the future pay-out rates that may occur from time to time. Changes in the expected overhaul reimbursement estimate result in an adjustment to the cumulative deferred overhaul rental balance sheet amount, which is recognized in current period results. If overhaul reimbursements are different than our estimates, or if estimates of future reimbursements change, there could be a material impact on our results of operations in a given period. Except as disclosed under Capitalized Major Maintenance Costs and Lease Incentive Costs, we generally do not contribute to the cost of overhauls when we do not receive overhaul rentals. In connection with a lease of a used aircraft, we do, however, generally agree to contribute to the first major maintenance event the lessee incurs during the lease. At the time we pay the agreed upon maintenance contribution, we record the contribution against the overhaul rental deposits to the extent we have received overhaul rentals from the lessee, or against return condition deficiency deposits to the extent we have received such deposits from the prior lessee. We capitalize any amount of the actual maintenance contributions in excess of the overhaul rental deposits and payments received from lessees for deficiencies in return conditions as lease incentives and amortize the lease incentives into Rental of flight equipment over the remaining life of the lease.

Capitalized Major Maintenance Costs
Capitalized Major Maintenance Costs: When an aircraft is repossessed or when a lessee defaults on its lease obligations, we may be required to perform major maintenance on the aircraft. In these instances, if we have not received sufficient overhaul rentals under the lease, we capitalize the costs of the overhaul, to the extent that those costs meet the recognition criteria of an asset, and amortize those costs over the period until the next estimated overhaul event.

Return Condition Payments

Return Condition Payments:    We may receive payments from our lessees at the conclusion of a lease, rather than requiring the lessee to make the required repairs to meet return conditions. These return condition payments are generally negotiated to facilitate an efficient return of the aircraft, which generally causes the aircraft to be delivered to the next lessee in a condition less than anticipated in the lease negotiations. The return condition payments are initially recognized as a reserve for aircraft costs deferred liability on our Consolidated Balance Sheets. Any reserve for aircraft cost deferred liability amounts in excess of the follow-on lease commitments are recognized as revenue once the estimate of the follow-on commitment has been determined or when the work has been performed.

        In the event we do not receive return condition payments from a prior lessee, or the return condition payment is not sufficient to cover a follow-on commitment, and we agree to reimburse a lessee for certain future maintenance costs, we capitalize and amortize those costs as a reduction of lease revenue over the term of the lease.

Lease Incentive Costs
Lease Incentive Costs: Amounts paid by us to lessees or other parties in connection with the lease transactions, including contributions to the lessee's first major maintenance event, in excess of overhauls received and return condition payments received, and lessee specific aircraft cabin modifications are capitalized as lease incentive costs and amortized over the term of the lease as a reduction of lease revenue.

Flight Equipment Marketing and Gain on Aircraft Sales
Flight Equipment Marketing and Gain on Aircraft Sales: Flight equipment marketing consists of gains generated from the sale of flight equipment and commissions generated from the leasing and sales of managed aircraft. Flight equipment sales are recognized when substantially all of the risks and rewards of ownership have passed to the new owner. Retained lessee obligations, if any, are recognized as reductions to Flight equipment marketing gain at the time of the sale.

Cash
Cash: We consider cash and cash equivalents with original maturity dates of 90 days or less to be cash on hand and highly liquid investments. At December 31, 2011 and 2010, respectively, cash and cash equivalents consisted of cash on hand and time deposits.

Restricted Cash
Restricted Cash: Restricted cash consists of segregated security deposits, maintenance reserves, and rental payments related to aircraft funded under the 1999 and 2004 ECA facilities and proceeds from certain secured financings that becomes available to us as we transfer collateral to certain subsidiaries created to hold the aircraft serving as collateral, for such indebtedness. See Note K—Debt Financing

Foreign Currency
Foreign Currency: Assets and liabilities denominated in foreign currencies are translated into US dollars using the exchange rates at the balance sheet date. Foreign currency transaction gains or losses are translated into US dollars at the transaction date.

Flight Equipment under Operating Leases

 Flight Equipment under Operating Leases:    Flight equipment under operating leases is stated at cost. Purchases, major additions and modifications and interest on deposits during the construction phase are capitalized. We generally depreciate passenger aircraft using the straight-line method over a 25-year life from the date of manufacture to a 15% residual value. When we change the useful lives or residual values of our aircraft, we adjust our depreciation rates on a prospective basis.

        Based on the annual impairment assessment performed in the third quarter of 2011, we changed the estimated useful life of 140 out of production aircraft or aircraft impacted by new technology developments and changed the residual values of 127 such aircraft. In addition, we changed the useful lives of our ten freighter aircraft from 35 to 25 years. In the fourth quarter of 2011, we began to depreciate these aircraft over the remaining revised useful lives, utilizing the revised residual values, as applicable.

Vendor Payments
Vendor Payments: As part of the purchase of new aircraft, aircraft engines, and related equipment we will often obtain payments from our vendors in the form of cash and other consideration ("Vendor Payments"). Generally, Vendor Payments are recognized as a reduction in the purchase price of aircraft, unless facts and circumstances indicate that the Vendor Payment was provided as compensation for a service provided or a reimbursement of costs incurred by us to sell the vendor's products.

Impairments on Flight Equipment Held for Use and Flight Equipment Held for Sale

Impairments on Flight Equipment Held for Use:    Management evaluates quarterly the need to perform a recoverability assessment of held for use aircraft considering the requirements under GAAP and performs this assessment at least annually for all aircraft in our fleet. Recurring recoverability assessments are performed whenever events or changes in circumstances indicate that the carrying amount of our aircraft may not be recoverable, which may require us to change our assumptions related to future estimated cash flows. These events or changes in circumstances consider potential sales, changes in contracted lease terms, changes in the status of a lease, including re-lease or not subject to lease, changes in portfolio strategies, changes in demand for a particular aircraft type and changes in economic and market circumstances. Economic and market circumstances include the risk factors affecting the airline industry.

        The undiscounted cash flows used in the recoverability assessment consist of cash flows from currently contracted leases, future projected lease cash flows, including contingent rentals and an estimated disposition value, as appropriate, for each aircraft. Management is active in the aircraft leasing industry and develops the assumptions used in the recoverability assessment. As part of our recurring recoverability assessment process, we update the critical and significant assumptions used in the recoverability assessment, including projected lease rates and terms, residual values, overhaul rental realization and aircraft holding periods. In updating these critical and significant assumptions for 2011, we considered (i) current and future expectations of the global demand for a particular aircraft type; (ii) the impact of fuel price volatility and higher average fuel prices; (iii) the growing impact of new technology aircraft; (iv) the higher production rates sustained by manufacturers for more fuel-efficient newer generation aircraft during the recent economic downturn; (v) the unfavorable impact of low rates of inflation on aircraft values; (vi) current market conditions and future industry outlook for future marketing of older mid-generation aircraft and aircraft that are out of production; (vii) decreasing number of lessees for older aircraft; (viii) new end-of-life management capabilities resulting from our acquisition of AeroTurbine; and (ix) events occurring subsequent to our balance sheet date that affected the value of our fleet. In the event that an aircraft does not meet the recoverability assessment, the aircraft will be re-measured to fair value in accordance with our Fair Value Policy resulting in an impairment charge. Our Fair Value Policy is described below under "—Fair Value Measurements." Impairment charges recognized related to our fleet held for use are classified in Selling, general and administrative, or if material, are presented separately on our Statements of Operations.

        Flight Equipment Held for Sale:    We classify aircraft as Flight equipment held for sale when all the criteria under GAAP are met. Aircraft classified as Flight equipment held for sale are recognized at the lower of their carrying amount or estimated fair value less estimated costs to sell. If the carrying value of the aircraft exceeds its estimated fair value, then a fair value adjustment is recognized in Selling, general and administrative, or if material, presented separately on our Consolidated Statements of Operations.

        Management uses judgment in evaluating these criteria. Due to the significant uncertainties of potential sale transactions, the held for sale criteria generally will not be met unless the aircraft is subject to a signed sale agreement, or management has made a specific determination and obtained appropriate approvals to sell a particular aircraft or group of aircraft. At the time aircraft are sold, or classified as Flight equipment held for sale, the cost and accumulated depreciation are removed from the related accounts and we cease recognizing depreciation expense.

        We designate an aircraft for part-out when the aircraft is subject to an executed consignment agreement. At that time we reclassify the aircraft from Flight equipment under operating leases to Lease receivables and other assets at the lower of their carrying amount or estimated fair value less estimated costs to sell. At the time aircraft are classified as parts inventory and recorded in Lease receivables and other assets, the cost and accumulated depreciation are removed from the related accounts.

Investment in finance and sales-type leases
Investment in finance and sales-type leases: If a lease meets specific criteria under GAAP at the inception of the lease, then we recognize the lease as a Net investment in finance and sales-type lease on our Consolidated Balance Sheets. For sales-type leases we de-recognize the aircraft from our Consolidated Balance Sheets and recognize the difference of the aircraft carrying value and the Net investment in finance and sales-type leases as a gain or loss in our Consolidated Statements of Operations. The amounts recognized for finance and sales-type leases consist of lease receivables, plus the estimated unguaranteed residual value of the leased flight equipment on the lease termination date, less the unearned income. The unearned income is recognized as Interest and other income in our Consolidated Statements of Operations over the lease term in a manner that produces a constant rate of return on the Net investment in finance and sales-type lease.

Allowance for Credit Losses

Allowance for Credit Losses:    An allowance for credit losses is established if there is evidence that we will be unable to collect all amounts due according to the original contractual terms of the Net investment in finance and sales-type receivables and notes receivable ("Financing Receivables"). Financing Receivables comprise net investment in finance and sales-type leases recognized at the gross investment in the lease, less unearned income, and notes receivable recognized at cost. The allowance for credit losses is reported as a reduction of the Financing Receivables carrying value on the Consolidated Balance Sheets. Additions to the allowance for credit losses are recognized in our Consolidated Statements of Operations in Selling, general and administrative expenses, or separately in Other expenses, if material.

        Collectability of Financing Receivables is evaluated periodically and on an individual note and customer level. Notes receivables are considered impaired when we determine that it is probable that we will not be able to collect all amounts due according to the original contractual terms. Individual credit exposures are evaluated based on the realizable value of any collateral, and payment history. The estimated recoverable amount is the value of the expected future cash flows, including amounts that may be realized from the value of the collateral. Allowances for specific credit losses are established for the difference between the carrying amount and the estimated recoverable amount. The accrual of interest income based on the original terms of the Notes receivable is discontinued based on the facts and circumstances of the individual credit exposure, and any future interest income is recognized based on cash receipts. Any subsequent changes to the amounts and timing of the expected future cash flows compared with the prior estimates result in a change in the allowance for credit losses and are charged or credited to Selling general and administrative expense. An allowance is generally reversed only when cash is received in accordance with the original contractual terms of the note. A write-off of the Notes receivable is made when all hope of recoverability has been abandoned or amounts have been forgiven. Write-offs are charged against previously established allowances for credit losses. Recoveries in part or in full of amounts previously written off are credited to credit loss expense.

        The evaluation of the collectability of the finance and sales-type leases considers the credit of the lessee and the value of the underlying aircraft.

Capitalized Interest
Capitalized Interest: We borrow funds to finance progress payments for the construction of flight equipment ordered. We capitalize the interest incurred on such borrowings. This amount is calculated using our composite borrowing rate and is included in the cost of the flight equipment.

Deferred Debt Issue Costs and Debt Discounts and Premiums
Deferred Debt Issue Costs and Debt Discounts and Premiums: We incur costs in connection with issuing debt. These costs are capitalized and amortized as an increase to interest expense over the life of the debt using the effective interest method. In the event that we issue debt at a discount or premium, we amortize the amount of discount or premium over the life of the debt using the effective interest method.

Derivative Financial Instruments

Derivative Financial Instruments:    We employ a variety of derivative financial instruments to manage our exposure to interest rate risks and foreign currency risks. Derivatives are recognized on our Consolidated Balance Sheets at fair value. AIG Markets, Inc., a related party, is the counterparty to all our interest swaps and foreign currency swaps. We apply either fair value or cash flow hedge accounting when transactions meet specified criteria for hedge accounting treatment. If the derivative does not qualify for hedge accounting, the gain or loss is immediately recognized in earnings. If the derivative qualifies for hedge accounting and is designated and documented as a hedge, changes in fair value of the hedge are either recognized in income along with the change in fair value of the item being hedged for fair value hedges, or recognized in Accumulated other comprehensive income ("AOCI") to the extent the hedge is effective for cash flow hedges. We have elected to classify the cash flows from derivative instruments that have been designated as fair value or cash flow hedges in accordance with GAAP in the same category as the cash flows from the items being hedged.

        At the time the derivative is designated as a hedge, we formally document the relationship between hedging instrument and hedged item including risk management objectives and strategies for undertaking the hedge transactions. This includes linking the derivative designated as a fair value, a cash flow, or a foreign currency hedge to a specific asset or liability on the balance sheet. We also assess both at the hedge's inception and on an ongoing basis whether the hedge has been and is expected to be highly effective in offsetting changes in the fair value or cash flow of hedged item. We use the "hypothetical derivative method" when we assess the effectiveness of a hedge. When it is determined that a hedge is not or has ceased to be highly effective as a hedge, we discontinue hedge accounting, as discussed below.

        We discontinue hedge accounting prospectively when (i) we determine that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; or (iii) management determines that designating the derivative as a hedging instrument is no longer appropriate.

        In all situations in which hedge accounting is discontinued and the derivative remains outstanding, we carry the derivative at its fair value on the balance sheet, recognizing changes in the fair value in current-period earnings. The remaining balance in AOCI at the time we discontinue hedge accounting for cash flow hedges is amortized into income over the remaining life of the derivative contract.

Inventory
Inventory: Our inventory consists primarily of engine and airframe parts and rotable and consumable parts and is included in Lease receivables and other assets on our 2011 Consolidated Balance Sheet. We value our inventory at the lower of cost or market. Cost is primarily determined using the specific identification method for individual part purchases and on an allocated basis for engines and aircraft purchased for disassembly and bulk inventory purchases. Costs are allocated using the relationship of the cost of the engine, aircraft or bulk inventory purchase to the estimated retail sales value at the time of purchase. At the time of sale, this ratio is applied to the sales price of each individual part to determine its cost. We evaluate this ratio based on periodic analysis and if necessary, update sales estimates and make adjustments to this ratio. Generally, inventory that is held for more than four years is considered excess inventory and its carrying value is zero.

Goodwill and Other Acquired Intangible Assets
Goodwill and Other Acquired Intangible Assets: As a result of our acquisition of AeroTurbine, we recognized goodwill and other intangible assets. Goodwill represents the excess of the cost of the fair value of the acquired business over the net of the fair value of identifiable assets acquired. Goodwill is not amortized, but is subject to impairment testing annually or more often when events or circumstances indicate that it is more likely than not it is impaired. We amortize the cost of other acquired intangible assets over their estimated useful lives on a straight-line basis. Amortizable intangible assets are tested for impairment based on undiscounted cash flows and, if impaired, written down to fair value based on discounted cash flows. Goodwill and other acquired intangible assets are included in Lease receivables and other assets on our 2011 Consolidated Balance Sheet.

Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss): We report gains and losses associated with changes in the fair value of derivatives designated as cash flow hedges and unrealized gains and losses on marketable securities classified as "available-for-sale" in comprehensive income or loss.

Guarantees
Guarantees: We recognize the guarantee fee paid to us as the initial carrying value of the guarantee which is included in Accrued interest and other payables on our Consolidated Balance Sheets. Since the amount received represents the market rate that would be charged for similar agreements, management believes that the carrying value approximates the fair value of these instruments at the date of issuance of the guarantee. The fee received is amortized into Flight equipment marketing and gain on aircraft sales over the guarantee period. When it becomes probable that we will be required to perform under a guarantee, we cease recognition of the guarantee fee income and accrue a liability, if it is reasonably estimable, measured as the shortfall between the fair value and the guaranteed value of the aircraft. We reverse the liability only when there is no further exposure under the guarantee. See Note R—Commitments and Contingencies for more information on guarantees.

Fair Value Measurements
Fair Value Measurements: Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We measure the fair value of our derivatives on a recurring basis and measure the fair values of aircraft, investment in finance and sales-type leases and asset value guarantees on a non-recurring basis. See Note T—Fair Value Measurements for more information on fair value.

Income Taxes

Income Taxes:    ILFC is included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined/unitary basis. Our provision for federal income taxes is calculated on a separate return basis, adjusted to give recognition to the effects of net operating losses, foreign tax credits and other tax benefits to the extent we estimate that they would be realizable in AIG's consolidated federal income tax return. Under our tax sharing agreement with AIG, we settle our current tax liability as if ILFC and its subsidiaries are each a separate standalone taxpayer. Thus, AIG credits us to the extent our net operating losses, foreign tax credits and other tax benefits (calculated on a separate return basis) are used in AIG's consolidated tax return and charges us to the extent of our tax liability (calculated on a separate return basis). To the extent the benefit of a net operating loss is not utilized in AIG's consolidated federal income tax return, AIG reimburses us upon the expiration of the loss carry-forward period as long as we are still included in AIG's consolidated federal income tax return and the benefit would have been utilized if we had filed a separate consolidated federal income tax return. Our provision for state income taxes includes California, in which we file with AIG using the unitary apportionment factors, and certain other states, in which we file separate tax returns.

        We calculate our provision for income taxes using the asset and liability method. This method considers the future tax consequences of temporary differences between the financial reporting and the tax basis of assets and liabilities measured using currently enacted tax rates. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

        We recognize an uncertain tax benefit only to the extent that it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

Stock-based Compensation
Stock-based Compensation: We participate in AIG's share-based payment and liability award programs and our share of the calculated costs is allocated to us by AIG. Compensation expense is recognized over the period during which an employee is required to provide service in exchange for the share-based payment. See Note Q—Employee Benefit Plans.

Recent Accounting Pronouncements

Adoption of Recent Accounting Standards:

  Common Fair Value Measurements and Disclosure Requirements in GAAP and IFRS

        In May 2011, the FASB issued an accounting standard update that amends certain aspects of the fair value measurement guidance in GAAP, primarily to achieve the FASB's objective of a converged definition of fair value and substantially converged measurement and disclosure guidance with IFRS. Consequently, as of January 1, 2012, when the new standard became effective, GAAP and IFRS are consistent, with certain exceptions.

        The new standard's fair value guidance applies to all companies that measure assets, liabilities, or instruments classified in shareholders' equity at fair value or provide fair value disclosures for items not recorded at fair value. While many of the amendments to GAAP did not significantly affect our current practice, the guidance clarifies how a principal market is determined, addresses the fair value measurement of financial instruments with offsetting market or counterparty credit risks and the concept of valuation premise (i.e., in-use or in exchange) and highest and best use, extends the prohibition on blockage factors to all three levels of the fair value hierarchy, and requires additional disclosures.

        We adopted the standard on January 1, 2012, when it became effective. The adoption had no impact on our financial condition, results of operations or cash flows, but affected our fair value disclosures, which are disclosed in Note O—Fair Value Measurements and Note Q—Fair Value Disclosures of Financial Instruments herein.

  Presentation of Comprehensive Income

        In June 2011, the FASB issued an accounting standard update that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components, followed consecutively by a second statement that presents total other comprehensive income and its components. This presentation was effective January 1, 2012, and required retrospective application. The adoption of this standard had no effect on our condensed, consolidated financial statements because we already use the two-statement approach to present comprehensive income.

  Testing of Goodwill for Impairment

        In September 2011, the FASB issued an accounting standard that amends the approach to testing goodwill for impairment. The new standard simplifies how entities test goodwill for impairment by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative, two step goodwill impairment test. The new standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. We adopted the new standard in conjunction with our annual goodwill impairment test performed during the third quarter of 2012. The adoption of this standard had no effect on our condensed, consolidated financial statements.

Future Application of Accounting Standards:

  Testing Indefinite-Lived Intangible Assets for Impairment

        In July 2012, the FASB issued an accounting standard that allows a company the option to first assess qualitatively whether it is more likely than not that an indefinite-lived intangible asset is impaired before performing a quantitative impairment test. A company is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the company determines it is more likely than not the asset is impaired. The new standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. We do not expect the adoption of this standard to have a material effect on our financial condition, results of operations or cash flows.

  Recent Accounting Pronouncements:

        We adopted the following accounting standards during 2011:

  A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring

        In April 2011, the Financial Accounting Standards Board ("FASB") issued an accounting standard update that amends the guidance for a creditor's evaluation of whether a restructuring is a troubled debt restructuring and requires additional disclosures about a creditor's troubled debt restructuring activities. The new standard clarifies the existing guidance on the two criteria used by creditors to determine whether a modification or restructuring is a troubled debt restructuring: (i) whether the creditor has granted a concession and (ii) whether the debtor is experiencing financial difficulties. We adopted the standard in the third quarter of 2011. The standard requires us to apply the guidance retrospectively for all modifications and restructuring activities that have occurred since January 1, 2011. For receivables that are considered newly impaired under the guidance, the standard requires us to measure the impairment of those receivables prospectively. This standard does not apply to the initial restructuring of an operating lease. In addition, the standard requires us to provide disclosures about troubled debt restructuring activities. The adoption of this standard had no effect on our financial position, results of operations or cash flows because we have not had any troubled debt restructurings during 2011.

  Presentation of Comprehensive Income

        In June 2011, the FASB issued an accounting standard update that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components, followed consecutively by a second statement that presents total other comprehensive income and its components. This presentation was effective on January 1, 2012, and is required to be applied retrospectively. Early adoption is permitted. We elected early adoption of this standard, and, as a result, incorporated the two-statement approach to present comprehensive income.

  Future Application of Accounting Standards:

  Common Fair Value Measurements and Disclosure Requirements in GAAP and IFRS

        In May 2011, the FASB issued an accounting standard update that amends certain aspects of the fair value measurement guidance in GAAP, primarily to achieve the FASB's objective of a converged definition of fair value and substantially converged measurement and disclosure guidance with IFRS. Consequently, as of January 1, 2012, when the new standard became effective, GAAP and IFRS are consistent, with certain exceptions including the accounting for day one gains and losses, measuring the fair value of alternative investments measured on a net asset value basis and certain disclosure requirements.

        The new standard's fair value guidance applies to all companies that measure assets, liabilities, or instruments classified in shareholders' equity at fair value or provide fair value disclosures for items not recognized at fair value. While many of the amendments to GAAP are not expected to significantly affect current practice, the guidance clarifies how a principal market is determined, addresses the fair value measurement of financial instruments with offsetting market or counterparty credit risks and the concept of valuation premise (i.e., in-use or in exchange) and highest and best use, extends the prohibition on blockage factors to all three levels of the fair value hierarchy, and requires additional disclosures.

        The new standard will be effective for us for interim and annual periods beginning on January 1, 2012. If different fair value measurements result from applying the new standard, we will recognize the difference in the period of adoption as a change in estimate. The new disclosure requirements must be applied prospectively. In the period of adoption, we will disclose any changes in valuation techniques and related inputs resulting from application of the amendments and quantify the total effect, if material. We are assessing the effect of the new standard on our consolidated statements of financial position, results of operations and cash flows.

  Testing Goodwill for Impairment

        In September 2011, the FASB issued an accounting standard that amends the approach to testing goodwill for impairment. The new standard simplifies how entities test goodwill for impairment by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative, two-step goodwill impairment test. The new standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. ILFC will adopt the new standard in conjunction with its annual goodwill impairment test to be performed for the year ended December 31, 2012. The adoption of the new standard will not affect ILFC's consolidated financial condition, results of operations or cash flows.

        We adopted the following accounting standards during 2010:

  Accounting for Transfers of Financial Assets

        In June 2009, the Financial Accounting Standards Board ("FASB") issued an accounting standard addressing transfers of financial assets that, among other things, removes the concept of a qualifying special-purpose entity ("QSPE") from the FASB Accounting Standards Codification ("ASC") and removes the exception from applying the consolidation rules to QSPEs. The new standard was effective for interim and annual periods beginning on January 1, 2010. Earlier application was prohibited. The adoption of the new standard had no effect on our consolidated financial position, results of operations, or cash flows, as we are not involved with any QSPEs.

  Consolidation of Variable Interest Entities

        In June 2009, the FASB issued an accounting standard that amended the rules addressing the consolidation of VIEs, with an approach focused on identifying which enterprise has the power to direct the activities of a VIE that most significantly affect the entity's economic performance and has (i) the obligation to absorb losses of the entity or (ii) the right to receive benefits from the entity that are potentially significant to the VIE. The new standard also requires enhanced financial reporting by enterprises involved with VIEs. The new standard was effective for interim and annual periods beginning on January 1, 2010, with earlier application prohibited. We determined that we were not involved with any VIEs that were not previously consolidated and had to be consolidated as a result of the adoption of this standard. However, we determined that we do not control the activities that significantly impact the economic performance of ten of the VIEs that were previously consolidated. Accordingly, on January 1, 2010, we deconsolidated these entities and we removed from our consolidated balance sheet Assets of VIEs and Liabilities of VIEs of $79.7 million and $6.5 million, respectively. The assets and liabilities of these entities were previously reflected on our Consolidated Balance Sheet at December 31, 2009. As a result of the adoption of this standard, we recognized a $15.9 million charge, net of tax, to beginning retained earnings on January 1, 2010. See Note S—Variable Interest Entities.

  Subsequent Events

        In February 2010, the FASB amended a previously issued accounting standard to require all companies that file financial statements with the SEC to evaluate subsequent events through the date the financial statements are issued. The standard was further amended to exempt these companies from the requirement to disclose the date through which subsequent events have been evaluated. This amendment was effective for us for interim and annual periods ending after June 15, 2010. Because this new standard only modifies disclosures, its adoption had no effect on our consolidated financial position, results of operations or cash flows.

  Disclosures of the Credit Quality of Financing Receivables and the Allowance for Credit Losses

        In July 2010, the FASB issued an accounting standards update to require enhanced, disaggregated disclosures regarding the credit quality of Financing Receivables and the allowance for credit losses. The update is effective for interim and annual reporting periods ending on or after December 15, 2010. Because this update only modifies disclosure requirements, its adoption had no effect on our consolidated financial position, results of operations or cash flows.

        We adopted the following accounting standards during 2009:

        Business Combinations:    In December 2007, the FASB issued an accounting standard that changed the accounting for business combinations in a number of ways, including broadening the transactions or events that are considered business combinations; requiring an acquirer to recognize 100% of the fair value of certain assets acquired, liabilities assumed, and non-controlling (i.e., minority) interests; and recognizing contingent consideration arrangements at their acquisition-date fair values with subsequent changes in fair value generally reflected in income, among other changes. We adopted the new standard for business combinations for which the acquisition date is on or after January 1, 2009. Our adoption of this guidance did not have any effect on our consolidated financial position, results of operations or cash flows, but may have an effect on the accounting for future business combinations.

        Non-controlling Interests in Consolidated Financial Statements:    In December 2007, the FASB issued an accounting standard that requires non-controlling (i.e., minority) interests in partially owned consolidated subsidiaries to be classified in the consolidated balance sheet as a separate component of equity, or in the mezzanine section of the balance sheet (between liabilities and equity) if such interests do not qualify for "permanent equity" classification. The new standard also specifies the accounting for subsequent acquisitions and sales of non- controlling interests and how non-controlling interests should be presented in the consolidated statement of operations. The non-controlling interests' share of subsidiary income (loss) should be reported as a part of consolidated net income (loss) with disclosure of the attribution of consolidated net income to the controlling and non-controlling interests on the face of the consolidated statement of operations. This new standard became effective for us beginning with financial statements issued for the first quarter of 2009. This standard had to be adopted prospectively, except that non-controlling interests should be reclassified from liabilities to a separate component of shareholders' equity and consolidated net income should be recast to include net income attributable to both the controlling and non-controlling interests retrospectively. We had no recognized minority interest in our consolidated VIEs and therefore the adoption of this accounting standard did not have any effect on our consolidated financial position, results of operations or cash flows.

        Disclosures about Derivative Instruments and Hedging Activities:    In March 2008, the FASB issued an accounting standard that requires enhanced disclosures about (i) how and why a company uses derivative instruments; (ii) how derivative instruments and related hedged items are accounted for; and (iii) how derivative instruments and related hedged items affect a company's consolidated financial condition, results of operations, and cash flows. We adopted the new standard for the interim period ended March 31, 2009. Because this new accounting standard only requires additional disclosures about derivatives, it did not have any effect on our consolidated financial position, results of operations, or cash flows. See Note U—Derivative Financial Instruments herein for related disclosures.

        Employers' Disclosures about Postretirement Benefit Plan Assets:    In December 2008, the FASB issued an accounting standard that requires more detailed disclosures about an employer's plan assets, including the employer's investment strategies, major categories of plan assets, concentrations of risk within plan assets, and valuation techniques used to measure the fair values of plan assets. We adopted this standard for the annual period ended December 31, 2009. Because this standard only requires additional disclosures, it did not have any effect on our consolidated financial position, results of operations, or cash flows. See Note Q—Employee Benefit Plans.

        Disclosures about Transfers of Financial Assets and Variable Interest Entities:    In December 2008, the FASB issued an accounting standard that amends and expands the disclosure requirements regarding transfers of financial assets and a company's involvement with VIEs. The standard was effective for interim and annual periods ending after December 15, 2008. Because this standard only requires additional disclosures, it did not have any effect on our consolidated financial position, results of operations, or cash flows. See Note S—Variable Interest Entities.

        Interim Disclosures about Fair Value of Financial Instruments:    In April 2009, the FASB issued an accounting standard that requires a company to disclose information about the fair value of financial instruments (including methods and significant assumptions used) in interim financial statements. The standard also requires the disclosures in summarized financial information for interim reporting periods. We adopted the new standard for the interim period ended June 30, 2009. As the standard only requires additional disclosures, our adoption of the standard did not have any effect on our consolidated financial position, results of operations or cash flows.

        Recognition and Presentation of Other-Than-Temporary Impairments:    In April 2009, the FASB issued an accounting standard that requires a company to recognize the credit component of an other-than-temporary impairment of a fixed maturity security in income and the non-credit component in AOCI when the company does not intend to sell the security, or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold until recovery and requires additional disclosures in interim and annual reporting periods for fixed maturity and equity securities. The standard does not change the recognition of other-than-temporary impairment for equity securities. We adopted the new standard for the interim period ended June 30, 2009. The adoption did not have any effect on our consolidated financial position, results of operations or cash flows.

        Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly:    In April 2009, the FASB issued an accounting standard that provides guidance for estimating the fair value of assets and liabilities when the volume and level of activity for an asset or liability have significantly decreased and for identifying circumstances that indicate a transaction is not orderly. The new standard also requires extensive additional fair value disclosures. We adopted the new standard for the interim period ended June 30, 2009. The adoption did not have any effect on our consolidated financial position, results of operations or cash flows.

        Subsequent Events:    In May 2009, the FASB issued an accounting standard that requires disclosure of the date through which a company evaluated the need to disclose events that occurred subsequent to the balance sheet date and whether that date represents the date the financial statements were issued or were available to be issued. We adopted the new standard for the interim period ended June 30, 2009. The adoption of the new standard did not affect our consolidated financial position, results of operations or cash flows.

        FASB Accounting Standards Codification:    In June 2009, the FASB issued an accounting standard that established the FASB ASC, which became the source of authoritative GAAP for non-governmental entities effective for the period ended September 30, 2009. Rules and interpretive releases of the SEC, under authority of federal securities laws, are also sources of authoritative GAAP for SEC registrants. On the effective date of this standard, the ASC superseded all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the ASC became non-authoritative. We adopted the new standard for the interim period ended September 30, 2009, its effective date. The adoption did not have any effect on our consolidated financial position, results of operations or cash flows.

        Measuring Liabilities at Fair Value:    In August 2009, the FASB issued an accounting standards update to clarify how the fair value measurement principles should be applied when measuring liabilities carried at fair value. The update explains how to prioritize market inputs in measuring liabilities at fair value and what adjustments to market inputs are appropriate for debt obligations that are restricted from being transferred to another obligor. The update is effective for interim and annual periods ending after December 15, 2009. We adopted this standard for the annual period ended December 31, 2009. The adoption of the update did not have any effect on our consolidated financial position, results of operations or cash flows, but affected the way we value our debt when disclosing its fair value. See Note V—Fair Value Disclosures of Financial Instruments.